EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Numerator for Basic and Diluted Earnings Per Share:
Net (loss) income	$ (6,209,768)	$ (601,002)
Weighted Average Shares	12,780,813	12,564,824
Potentially Dilutive Common Shares
Adjusted Weighted Average Shares	12,780,813	12,564,824
Basic and Diluted Net (Loss) Income per Share	$ (0.49)	$ (0.05)